Warrants - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding (Details) - Previously Reported [Member] - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	4,760,697	5,465,249
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 10 months 13 days	4 years 9 months 7 days
Warrants Outstanding, Weighted Average Exercise Price	$ 6.05	$ 17.12
Public and Private Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92	$ 92
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	837,625	837,625
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	6 months 10 days	7 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 16.19	$ 14.1
April 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 6.88	$ 6.88
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	14,535	14,535
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 days	3 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.02	$ 0.02
August 2025 Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 4.4
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	250,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 months 26 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.23
September 2025 Private Placement Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 5.405
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	3,658,537
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 7 months 6 days
Warrants Outstanding, Weighted Average Exercise Price	$ 4.15
June 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 2
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		150,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		1 month 13 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0.05
August 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 2
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		175,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		1 month 24 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0.06
November 2024 Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 2.41
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		351,424
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		3 months 21 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0.15
Pre-funded Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 0.0001
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		1,436,666
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		1 year 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0
Private Placement Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 6
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		2,499,999
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		2 years 3 months 7 days
Warrants Outstanding, Weighted Average Exercise Price		$ 2.74
Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	0.0001	0.0001
Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92	$ 92